Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses (Details)	Mar. 31, 2025
Computer equipment [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses [Line Items]
Expected useful life	3 years
Furniture, fixtures and fittings [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses [Line Items]
Expected useful life	3 years
Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses [Line Items]
Expected useful life	3 years
Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses [Line Items]
Expected useful life	7 years
Motor vehicles [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Accumulated Impairment Losses [Line Items]
Expected useful life	5 years